Money Market Funds	Prospectus

UBS Prime Investor Fund

Prospectus

January 11, 2016

Ticker symbol: UPIXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The fund
What every investor should know about the fund

Fund summary
UBS Prime Investor Fund	Page 3

More information about the fund	Page 8

Your investment
Information for managing your fund account
Managing your fund account	Page 12
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund
Management	Page 18
Dividends and taxes	Page 19
Disclosure of portfolio holdings	Page 21
Disclosure of market-based net asset values	Page 22
Financial highlights	Page 23
Appendix A: Additional information regarding purchases and redemptions	Page 24
Where to learn more about the fund	Back cover

The fund is not a complete or balanced investment program.

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UBS Prime Investor Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees[1]		0.20%
Distribution (12b-1) fees		0.25
Other expenses[1]		0.16
Shareholder servicing fee	0.10
Miscellaneous expenses	0.06
Total annual fund operating expenses[1,2]		0.61
Fee waiver/expense reimbursement[2]		0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]		0.50
*	The fund invests in securities through an underlying master fund, Prime CNAV Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime CNAV Master Fund, including management fees allocated from Prime CNAV Master Fund. Management fees are comprised of investment advisory and administration fees.
[1]	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
[2]

The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s operating expenses through January 31, 2017 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the expense cap in place at the time the fee was waived. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Prime Investor Fund	$51	$184
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries; and
•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

On or before October 14, 2016, the fund intends to be a “retail money market fund,” as such term is defined in or interpreted by the rules governing money market funds. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund will be permitted to seek to maintain a stable price per share.

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Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Asset-backed securities risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion (more than 25%) of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments, such as economic cycles, business developments, interest rate changes and regulatory changes, that affect the financial services sector and those industries than other funds that do not concentrate their investments.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support

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for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds that will affect the manner in which such funds are structured and operated. These regulatory changes are being implemented in phases, with the most significant changes effective by October 14, 2016. These changes may affect the investment strategies, performance, yield and operating expenses of the fund.

Performance

There is no performance information quoted for the fund as the fund had not commenced operations as of the date of this prospectus.

Investment advisor

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons, after providing 60 days’ written notice. If you are buying or selling fund shares directly, you may do so by calling the fund’s transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is

6	UBS Asset Management

$10,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $10,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

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UBS Money Series

More information about the fund

Additional information about the investment objective

The fund’s investment objective may not be changed without shareholder approval.

Additional information about investment strategies

The fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements. The fund may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

On or before October 14, 2016, the fund intends to be a “retail money market fund,” as such term is defined in or interpreted by the rules governing money market funds. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund will be permitted to continue to seek to maintain a stable share price.

UBS AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These tech-

niques include varying the fund’s composition and weighted average maturity based upon UBS AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS AM also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds.

Additional information about principal risks

The main risks of investing in the fund are described below.

Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Asset-backed securities risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can

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UBS Money Series

More information about the fund

change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Concentration risk. The fund will invest a significant portion (more than 25%) of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, the fund’s performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, such as economic cycles, business developments, interest rate changes and regulatory changes, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

Foreign investing risk. The fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset-backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The fund may face a

UBS Asset Management	9

UBS Money Series

More information about the fund

heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates.

Market risk. The market value of the fund’s investments may fluctuate as the markets fluctuate. Market fluctuation may affect the fund’s ability to maintain a $1.00 share price. Market risk, sometimes dramatically or unpredictably, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose a fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Moreover, market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions, including countries and regions in which the fund invests, due to increasingly interconnected global economies and financial markets. Additionally, market conditions and legislative, regulatory, or tax developments may affect the investment techniques available to the advisor in connection with managing the fund and may result in increased regulation of the fund or its investments and, in turn, may adversely affect the ability of the fund to achieve its investment objective and the fund’s performance.

Liquidity risk. The fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market fund regulatory risk. The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds. These changes have a phase in period with the most significant changes taking effect on or before October 14, 2016. The fund intends to qualify as a “retail money market fund” on or before this date, and therefore will not be required to change the method by which it values its assets and prices its shares but will be subject to the possible imposition of liquidity fees and/or the temporary suspension of redemption privileges (i.e., redemption gates). A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the

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More information about the fund

subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time. See the “Taxes” section of this prospectus for further information. In addition, the SEC adopted additional regulatory changes relating to the removal of credit ratings in the money market fund rules as well as other matters, effective October 14, 2016. These changes may affect the investment strategies, performance, yield and operating expenses of the fund.

Additional (non-principal) risks

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund’s lending agent.

Temporary defensive positioning. During adverse market conditions or when the advisor believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. The fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

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UBS Money Series

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of the fund.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons may invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts having an institutional decision maker with ultimate investment authority held by the natural person beneficial owner (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons, after providing sufficient notice.

Buying shares

The fund accepts the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to the fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the fund. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Asset Management (US) Inc. (“UBS AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

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The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2016. These days most often occur on the afternoon of a business day prior to a national holiday.

The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS AM (US) may return without notice money wired to the fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name:	Bank of New York Mellon
ABA:	011001234
Credit:	000073-5515
BNY Mellon Investment Servicing
(US) Inc. as Agent for UBS Funds
Further Credit:	Beneficiary Fund/Account Number
(Shareholder account number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $10,000. Financial intermediaries may satisfy this minimum requirement if the “street name” accounts established with the fund on behalf of each of their clients meet this threshold. Direct purchasers may invest in the fund only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS AM (US). Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $10,000. That is, if the fund account balance has fallen below the minimum initial investment amount, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after the purchase. These minimum

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investment requirements are waived with respect to accounts of clients of UBS AG.

Electronic trade entry. The fund may offer an electronic trade order entry capability to eligible investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

If a redemption order is received:	The order will normally be executed as of:
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in cash. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS AM, UBS AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

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The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of the fund for shares of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund.

These funds may have different eligibility requirements for purchase. You may not be able to exchange your shares if you are not eligible to purchase shares of the other fund.

Exchange orders for the fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The fund may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with a broker or other financial intermediary, please note that if you change firms, you may not be able to transfer your fund

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UBS Money Series

shares to an account at the new firm. Fund shares may only be transferred to an account held with a broker or other financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or other financial intermediary for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or other financial intermediary.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

16	UBS Asset Management

UBS Money Series

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund’s net asset value.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS AM (US) also believes that money market funds, such as the fund offered in this prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the master fund values its securities at their amortized cost (unless the fund’s board (or its delegate) determines that this does not represent fair value), and the fund buys the master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for the fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The fund’s board has delegated to a UBS AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities

UBS Asset Management	17

UBS Money Series

of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS AM, represent current market value. The need to fair value the fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time the fund’s shares are priced. Pursuant to the fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Each investment company generally values securities and other instruments in a manner as described in that investment company’s prospectus or similar document.

Distribution and service fees

The fund has adopted a plan under rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares at the annual rate of 0.25% of its average net assets. Because these fees are paid out of the fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the fund has adopted a separate plan under which the fund pays for shareholder service activities at the annual rate of 0.10% of its average net assets. The aggregate fees payable by the fund under both plans are 0.35% of its average net assets.

Management

Investment advisor

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor and administrator for Prime CNAV Master Fund (the “Master Fund”), which is the master fund in which the fund invests its assets. UBS AM also acts as the administrator for the fund. As investment advisor, UBS AM makes the Master Fund’s investment decisions. It buys and sells securities for the Master Fund and conducts the research that leads to the purchase and sale decisions.

UBS AM is a Delaware corporation with its principal business offices located at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS AM is an investment advisor registered with the SEC. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”). As of September 30, 2015, UBS AM had approximately $148 billion in assets under management. UBS AM is a member of the UBS Asset Management Division, which had approximately $652 billion in assets under management worldwide as of September 30, 2015. UBS is an internationally diversified organization headquartered in Zurich, Switzerland and with operations in many areas of the financial services group of industries.

18	UBS Asset Management

UBS Money Series

Advisory and administration fees

UBS AM’s contract fee for the advisory and administrative services it provides to the Master Fund is based on the following fee schedule:

$0 — $30 billion	0.1000%
Above $ 30 billion up to $ 40 billion	0.0975%
Above $ 40 billion up to $ 50 billion	0.0950%
Above $ 50 billion up to $ 60 billion	0.0925%
Above $ 60 billion	0.0900%

UBS AM’s contract fee for the administrative services it provides to the fund is 0.10% of the fund’s average daily net assets.

As noted above in the “Fund summary” at the front of this prospectus, UBS AM has entered into a fee waiver agreement. UBS AM may further voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Waivers/reimbursements may impact the fund’s performance. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that the fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. Once started, there is no guarantee that voluntary waivers/reimbursements would continue.

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS AM and Master Trust with respect to the Master Fund will be available in the fund’s annual report to shareholders for the fiscal period ended April 30, 2016.

Master-feeder structure. The fund is a “feeder fund” that invests all of its assets in a “master fund”—Prime CNAV Master Fund. The fund and the Master Fund have the same investment objective.

The Master Fund may accept investments from other feeder funds. Each feeder fund bears the Master Fund’s expenses in proportion to their investment in the Master Fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s trustees to withdraw the feeder fund’s assets from the Master Fund if they believe doing so is in the shareholders’ best interests. If the trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of the fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

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UBS Money Series

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The fund will tell you annually the character of dividends for tax reporting purposes. You will generally not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00. However, a liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

20	UBS Asset Management

UBS Money Series

Taxable distributions to non-residents will generally be subject to a 30% withholding tax (or lower applicable treaty rate).

The fund is required to withhold US tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gains dividends made to certain non-US entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

Disclosure of portfolio holdings

The fund is a “feeder fund” that invests in securities through an underlying master fund. The fund and the Master Fund have the same investment objective.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year will be included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR will be available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund’s Web site at www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS AM’s Web site, within five business days after the end of each month: (1) a complete schedule of the Master Fund’s portfolio holdings and information regarding the weighted average maturity of the Master Fund, and (2) an update for the fund showing additional portfolio characteristics broken down by country, including related weighted average life or weighted average maturity information per country. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund’s Forms N-MFP will be available on the SEC’s Web site, on a delayed basis; UBS AM’s Web site will also contain a link to these filings, which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the Master Fund is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com
/usmoneymarketfundsholdings. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

UBS Asset Management	21

UBS Money Series

The weekly portfolio holdings information postings will continue to remain available on the Web site along with any more current holdings information, at least until the date on which the fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current.

(For example, the fund will file its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

Disclosure of market-based net asset values

On each business day, the fund will post its market-based net asset value per share (“market-based NAV”) for the prior business day on the UBS Web site at http://www.ubs.com/usmoneymarketfundsholdings. The market-based NAV will be calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its net asset value per share to four decimal places.

The market-based NAV will be provided for informational purposes only. For purposes of transactions in the shares of the fund, the price for shares will be the net asset value per share, calculated using the amortized cost method to two decimal places as further described in the fund’s prospectus and Statement of Additional Information.

22	UBS Asset Management

UBS Money Series

Financial highlights

No financial highlights are shown for the fund, which had not yet commenced operations as of the date of this prospectus.

UBS Asset Management	23

UBS Money Series

Appendix A

Additional information regarding purchases and redemptions

The fund is open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Those days remaining through 2016 are listed below.

Holidays (observed)	Early close
Martin Luther King Day (January 18, 2016)	—
President’s Day (February 15, 2016)	—
Good Friday (March 25, 2016)	March 24, 2016
Memorial Day (May 30, 2016)	May 27, 2016
Independence Day (July 4, 2016)	July 1, 2016
Labor Day (September 5, 2016)	—
Columbus Day (October 10, 2016)	—
Veterans Day (November 11, 2016)	—
Thanksgiving Day (November 24, 2016)	November 25, 2016
Christmas Day (December 26, 2016)	December 23, 2016

24	UBS Asset Management

If you want more information about the fund, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

Statement of Additional Information (SAI)

The fund’s SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at
1-800-647 1568. The fund’s annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. Prior to the date of this prospectus, the fund had not commenced operations. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series

—UBS Prime Investor Fund

Investment Company Act File No. 811-08767

©UBS 2016. All rights reserved.

S1598

UBS Prime Investor Fund

Prospectus

January 11, 2016

Money Market Funds	Prospectus

UBS Prime Preferred Fund

Prospectus

January 11, 2016

Ticker symbol: UPPXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The fund
What every investor should know about the fund

Fund summary
UBS Prime Preferred Fund	Page 3

More information about the fund	Page 8

Your investment
Information for managing your fund account
Managing your fund account	Page 12
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund
Management	Page 23
Dividends and taxes	Page 24
Disclosure of portfolio holdings	Page 25
Disclosure of market-based net asset values	Page 26
Financial highlights	Page 27
Appendix A: Additional information regarding purchases and redemptions	Page 28
Where to learn more about the fund	Back cover

Please find the UBS family of funds privacy notice on page 29. Please find the UBS Asset Management business continuity planning overview on page 31.

The fund is not a complete or balanced investment program.

2	UBS Asset Management

UBS Prime Preferred Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees[1]	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**[1]	None
Total annual fund operating expenses[1]	0.18
Fee waiver[2]	0.04
Total annual fund operating expenses after fee waiver[1,2]	0.14
*	The fund invests in securities through an underlying master fund, Prime CNAV Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime CNAV Master Fund, including management fees allocated from Prime CNAV Master Fund. Management fees are comprised of investment advisory and administration fees.
**	“Other expenses” do not include miscellaneous expenses, such as trustee expenses, for which UBS Asset Management (Americas) Inc. (“UBS AM”) reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[1]	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
[2]

The fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through January 31, 2017, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM.

UBS Asset Management	3

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Prime Preferred Fund	$14	$54
*	Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries; and
•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

On or before October 14, 2016, the fund intends to be a “retail money market fund,” as such term is defined in or interpreted by the rules governing money market funds. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund will be permitted to seek to maintain a stable price per share.

4	UBS Asset Management

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Asset-backed securities risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion (more than 25%) of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments, such as economic cycles, business developments, interest rate changes and regulatory changes, that affect the financial services sector and those industries than other funds that do not concentrate their investments.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support

UBS Asset Management	5

for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds that will affect the manner in which such funds are structured and operated. These regulatory changes are being implemented in phases, with the most significant changes effective by October 14, 2016. These changes may affect the investment strategies, performance, yield and operating expenses of the fund.

Performance

There is no performance information quoted for the fund as the fund had not commenced operations as of the date of this prospectus.

Investment advisor

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons, after providing 60 days’ written notice. If you are buying or selling fund shares directly, you may do so by calling the fund’s transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial

6	UBS Asset Management

Advisor using that firm’s automated order entry system. The minimum investment level for initial purchases generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.’s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

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UBS Money Series

More information about the fund

Additional information about the investment objective

The fund’s investment objective may not be changed without shareholder approval.

Additional information about investment strategies

The fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements. The fund may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

On or before October 14, 2016, the fund intends to be a “retail money market fund,” as such term is defined in or interpreted by the rules governing money market funds. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund will be permitted to seek to maintain a stable share price.

UBS AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS AM also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds.

Additional information about principal risks

The main risks of investing in the fund are described below.

Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Asset-backed securities risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor

8	UBS Asset Management

UBS Money Series

More information about the fund

did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Concentration risk. The fund will invest a significant portion (more than 25%) of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, the fund’s performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, such as economic cycles, business developments, interest rate changes and regulatory changes, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

Foreign investing risk. The fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset-backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The fund may face a

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More information about the fund

heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates.

Market risk. The market value of the fund’s investments may fluctuate as the markets fluctuate. Market fluctuation may affect the fund’s ability to maintain a $1.00 share price. Market risk, sometimes dramatically or unpredictably, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose a fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Moreover, market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions, including countries and regions in which a fund invests, due to increasingly interconnected global economies and financial markets. Additionally, market conditions and legislative, regulatory, or tax developments may affect the investment techniques available to the advisor in connection with managing a fund and may result in increased regulation of the fund or its investments and, in turn, may adversely affect the ability of the fund to achieve its investment objective and the fund’s performance.

Liquidity risk. The fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market fund regulatory risk. The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds. These changes have a phase in period with the most significant changes taking effect on or before October 14, 2016. The fund intends to qualify as a “retail money market fund” on or before this date, and therefore will not be required to change the method by which it values its assets and prices its shares but will be subject to the possible imposition of liquidity fees and/or the temporary suspension of redemption privileges (i.e., redemption gates). A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such

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More information about the fund

redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time. See the “Taxes” section of this prospectus for further information. In addition, the SEC adopted additional regulatory changes relating to the removal of credit ratings in the money market fund rules as well as other matters, effective October 14, 2016. These changes may affect the investment strategies, performance, yield and operating expenses of the fund.

Additional (non-principal) risks

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund’s lending agent.

Temporary defensive positioning. During adverse market conditions or when the advisor believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. The fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

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UBS Money Series

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of the fund.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons may invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts having an institutional decision maker with ultimate investment authority held by the natural person beneficial owner (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons, after providing sufficient notice.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 17 of this prospectus.

Buying shares

The fund accepts the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to the fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Asset Management (US) Inc. (“UBS AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s

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UBS Money Series

bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2016. These days most often occur on the afternoon of a business day prior to a national holiday.

The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS AM (US) may return without notice money wired to the fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name:	Bank of New York Mellon
ABA:	011001234
Credit:	000073-5515
BNY Mellon Investment Servicing
(US) Inc. as Agent for UBS Funds
Further Credit:	Beneficiary Fund/Account Number
(Shareholder account number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases of the fund generally is $50,000,000.

Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

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UBS Money Series

UBS AM (US) may waive these minimums under other circumstances in its discretion. The fund may change its minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Electronic trade entry. The fund may offer an electronic trade order entry capability to eligible investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at
1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

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Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS AM, UBS AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer

Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of the fund for shares of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Tax-Free Preferred Fund. These funds may have different eligibility requirements for purchase. You may not be able to exchange your shares if you are not eligible to purchase shares of the other fund.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for the fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to

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UBS Money Series

date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The fund may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in

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satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/ or suspended redemption of shares and payment in accordance with federal securities laws.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an

Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with the fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

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You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2016. These days most often occur on the afternoon of a business day prior to a national holiday.

The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases of the fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. UBS AM (US) may waive this minimum under other circumstances in its discretion. The fund may change its minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

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You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below.

Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of the fund for shares of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

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UBS Money Series

Exchange orders for the fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The fund may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (1) for any period during which there is a non-routine closure of the

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UBS Money Series

Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS AM (US) also believes that money market funds, such as the fund offered in this prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the master fund values its securities at their amortized cost (unless the fund’s board (or its delegate) determines that this does not represent fair value), and the fund buys the master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

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UBS Money Series

The net asset value per share for the fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The fund’s board has delegated to a UBS AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper;

securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgement of UBS AM, represent current market value. The need to fair value the fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time the fund’s shares are priced. Pursuant to the fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Each investment company generally values securities and other instruments in a manner as described in that investment company’s prospectus or similar document.

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UBS Money Series

Management

Investment advisor

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor and administrator for Prime CNAV Master Fund (the “Master Fund”), which is the master fund in which the fund invests its assets. UBS AM also acts as the administrator for the fund. As investment advisor, UBS AM makes the Master Fund’s investment decisions. It buys and sells securities for the Master Fund and conducts the research that leads to the purchase and sale decisions.

UBS AM is a Delaware corporation with its principal business offices located at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the

Americas, New York, New York, 10019-6028. UBS AM is an investment advisor registered with the SEC. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”). As of September 30, 2015, UBS AM had approximately $148 billion in assets under management. UBS AM is a member of the UBS Asset Management Division, which had approximately $652 billion in assets under management world-wide as of September 30, 2015. UBS is an internationally diversified organization headquartered in Zurich, Switzerland and with operations in many areas of the financial services group of industries.

Advisory and administration fees

UBS AM’s contract fee for the advisory and administrative services it provides to the Master Fund is based on the following fee schedule:

$0 — $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS AM’s contract fee for the administrative services it provides to the fund is 0.08% of the fund’s average daily net assets.

In exchange for these fees, UBS AM has agreed to bear all of the fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the fund’s average daily net assets.

As noted above in the “Fund summary” at the front of this prospectus, UBS AM has entered into a fee waiver agreement. UBS AM may further voluntarily waive fees from time to time. For example, UBS AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue to voluntarily waive a portion of its fees. Waivers may impact the fund’s performance.

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS AM and Master Trust with respect to the Master Fund will be available in the fund’s annual report to shareholders for the fiscal period ended April 30, 2016.

Master-feeder structure. The fund is a “feeder fund” that invests all of its assets in a “master fund”—Prime CNAV Master Fund. The fund and the Master Fund have the same investment objective.

The Master Fund may accept investments from other feeder funds. Each feeder fund bears the Master Fund’s expenses in proportion to their investment in the Master Fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses

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UBS Money Series

and other conditions. This arrangement allows each feeder fund’s trustees to withdraw the feeder fund’s assets from the Master Fund if they believe doing so is in the shareholders’ best interests. If the trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of the fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The fund will tell you annually the character of dividends for tax reporting purposes. You will generally

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not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00. However, a liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents will generally be subject to a 30% withholding tax (or lower applicable treaty rate).

The fund is required to withhold US tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gains dividends made to certain non-US entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

Disclosure of portfolio holdings

The fund is a “feeder fund” that invests in securities through an underlying master fund. The fund and the Master Fund have the same investment objective.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year will be included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR will be available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may

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UBS Money Series

obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund’s Web site at www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS AM’s Web site, within five business days after the end of each month: (1) a complete schedule of the Master Fund’s portfolio holdings and information regarding the weighted average maturity of the Master Fund, and (2) an update for the fund showing additional portfolio characteristics broken down by country, including related weighted average life or weighted average maturity information per country. This information will be posted on the UBS Web site at the following internet address: http: //www.ubs.com/usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund’s Forms N-MFP will be available on the SEC’s Web site, on a delayed basis; UBS AM’s Web site will also contain a link to these filings, which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the Master Fund is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/usmoneymarketfundsholdings. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site, along with any more current holdings information, at least until the date on which the fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, the fund will file its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

Disclosure of market-based net asset values

On each business day, the fund will post its market-based net asset value per share (“market-based NAV”) for the prior business day on the UBS Web site at http://www.ubs.com/usmoneymarketfundsholdings. The market-based NAV will be calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its net asset value per share to four decimal places.

The market-based NAV will be provided for informational purposes only. For purposes of transactions in the shares of the fund, the price for shares will be the net asset value per share, calculated using the amortized cost method to two decimal places as further described in the fund’s prospectus and Statement of Additional Information.

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Financial highlights

No financial highlights are shown for the fund, which had not yet commenced operations as of the date of this prospectus.

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Appendix A

Additional information regarding purchases and redemptions

The fund is open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Those days remaining through 2016 are listed below.

Holidays (observed)	Early close
Martin Luther King Day (January 18, 2016)	—
President’s Day (February 15, 2016)	—
Good Friday (March 25, 2016)	March 24, 2016
Memorial Day (May 30, 2016)	May 27, 2016
Independence Day (July 4, 2016)	July 1, 2016
Labor Day (September 5, 2016)	—
Columbus Day (October 10, 2016)	—
Veterans Day (November 11, 2016)	—
Thanksgiving Day (November 24, 2016)	November 25, 2016
Christmas Day (December 26, 2016)	December 23, 2016

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If you want more information about the fund, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

Statement of Additional Information (SAI)

The fund’s SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. The fund’s annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. Prior to the date of this prospectus, the fund had not commenced operations. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series

—UBS Prime Preferred Fund

Investment Company Act File No. 811-08767

©UBS 2016. All rights reserved.

S1599

UBS Prime Preferred Fund

Prospectus

January 11, 2016

Money Market Funds	Prospectus

UBS Prime Reserves Fund

Prospectus

January 11, 2016

Ticker symbol: UPRXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The fund
What every investor should know about the fund

Fund summary
UBS Prime Reserves Fund	Page 3

More information about the fund	Page 8

Your investment
Information for managing your fund account
Managing your fund account	Page 12
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund
Management	Page 22
Dividends and taxes	Page 23
Disclosure of portfolio holdings	Page 25
Disclosure of market-based net asset values	Page 26
Financial highlights	Page 27
Appendix A: Additional information regarding purchases and redemptions	Page 28
Where to learn more about the fund	Back cover

The fund is not a complete or balanced investment program.

2	UBS Asset Management

UBS Prime Reserves Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees[1]	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**[1]	None
Total annual fund operating expenses[1]	0.18
*	The fund invests in securities through an underlying master fund, Prime CNAV Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime CNAV Master Fund, including management fees allocated from Prime CNAV Master Fund. Management fees are comprised of investment advisory and administration fees.
**	“Other expenses” do not include miscellaneous expenses, such as trustee expenses, for which UBS Asset Management (Americas) Inc. (“UBS AM”) reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[1]	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.

UBS Asset Management	3

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Prime Reserves Fund	$18	$58

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries; and
•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

On or before October 14, 2016, the fund intends to be a “retail money market fund,” as such term is defined in or interpreted by the rules governing money market funds. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund will be permitted to seek to maintain a stable price per share.

4	UBS Asset Management

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Asset-backed securities risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion (more than 25%) of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments, such as economic cycles, business developments, interest rate changes and regulatory changes, that affect the financial services sector and those industries than other funds that do not concentrate their investments.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage

UBS Asset Management	5

Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds that will affect the manner in which such funds are structured and operated. These regulatory changes are being implemented in phases, with the most significant changes effective by October 14, 2016. These changes may affect the investment strategies, performance, yield and operating expenses of the fund.

Performance

There is no performance information quoted for the fund as the fund had not commenced operations as of the date of this prospectus.

Investment advisor

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons, after providing 60 days’ written notice. If you are buying or selling fund shares directly, you may do so by calling the fund’s transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund

6	UBS Asset Management

shares through a UBS Financial Services Inc. Financial Advisor using that firm’s automated order entry system. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.’s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

UBS Asset Management	7

UBS Money Series

More information about the fund

Additional information about the investment objective

The fund’s investment objective may not be changed without shareholder approval.

Additional information about investment strategies

The fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements. The fund may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

On or before October 14, 2016, the fund intends to be a “retail money market fund,” as such term is defined in or interpreted by the rules governing money market funds. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund will be permitted to continue to seek to maintain a stable share price.

UBS AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These tech-

niques include varying the fund’s composition and weighted average maturity based upon UBS AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS AM also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds.

Additional information about principal risks

The main risks of investing in the fund are described below.

Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Asset-backed securities risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security

8	UBS Asset Management

UBS Money Series

More information about the fund

structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Concentration risk. The fund will invest a significant portion (more than 25%) of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, the fund’s performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, such as economic cycles, business developments, interest rate changes and regulatory changes, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

Foreign investing risk. The fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset-backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

UBS Asset Management	9

UBS Money Series

More information about the fund

The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates.

Market risk. The market value of the fund’s investments may fluctuate as the markets fluctuate. Market fluctuation may affect the fund’s ability to maintain a $1.00 share price. Market risk, sometimes dramatically or unpredictably, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose a fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Moreover, market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions, including countries and regions in which the fund invests, due to increasingly interconnected global economies and financial markets. Additionally, market conditions and legislative, regulatory, or tax developments may affect the investment techniques available to the advisor in connection with managing the fund and may result in increased regulation of the fund or its investments and, in turn, may adversely affect the ability of the fund to achieve its investment objective and the fund’s performance.

Liquidity risk. The fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund’s ability to maintain a

$1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market fund regulatory risk. The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds. These changes have a phase in period with the most significant changes taking effect on or before October 14, 2016. The fund intends to qualify as a “retail money market fund” on or before this date, and therefore will not be required to change the method by which it values its assets and prices its shares but will be subject to the possible imposition of liquidity fees and/or the temporary suspension of redemption privileges (i.e., redemption gates). A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares,

10	UBS Asset Management

UBS Money Series

More information about the fund

and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time. See the “Taxes” section of this prospectus for further information. In addition, the SEC adopted additional regulatory changes relating to the removal of credit ratings in the money market fund rules as well as other matters, effective October 14, 2016. These changes may affect the investment strategies, performance, yield and operating expenses of the fund.

Additional (non-principal) risks

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds’ lending agent.

Temporary defensive positioning. During adverse market conditions or when the advisor believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. The fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

UBS Asset Management	11

UBS Money Series

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of the fund.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons may invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts having an institutional decision maker with ultimate investment authority held by the natural person beneficial owner (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons, after providing sufficient notice.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 17 of this prospectus.

Buying shares

The fund accepts the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to the fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the fund. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Asset Management (US) Inc. (“UBS AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s

12	UBS Asset Management

UBS Money Series

bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2016. These days most often occur on the afternoon of a business day prior to a national holiday.

The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name:	Bank of New York Mellon
ABA:	011001234
Credit:	000073-5515
BNY Mellon Investment Servicing (US) Inc. as Agent for UBS Funds
Further Credit:	Beneficiary Fund/Account Number (Shareholder account number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

UBS Asset Management	13

UBS Money Series

UBS AM (US) may waive this minimum under other circumstances in its discretion. The fund may change its minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Electronic trade entry. The fund may offer an electronic trade order entry capability to eligible investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time).

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more

14	UBS Asset Management

UBS Money Series

accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares) or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the

New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of the fund for shares of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for the fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then

UBS Asset Management	15

UBS Money Series

responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The fund may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (1) for any period during which there is a non-routine closure of the

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Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the

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wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2016. These days most often occur on the afternoon of a business day prior to a national holiday.

The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. UBS AM (US) may waive this minimum under other circumstances in its discretion. The fund may change its minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Selling shares

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

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The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experi-

encing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of the fund for shares of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for the fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

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Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The fund may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has,

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by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS AM (US) also believes that money market funds, such as the fund offered in this prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the master fund values its securities at their amortized cost (unless the fund’s board (or its delegate) determines that this does not represent fair value), and the fund buys the master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for the fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must

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be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The fund’s board has delegated to a UBS AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS AM, represent the current market value. The need to fair value the fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time the fund’s shares are priced. Pursuant to the fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Each investment company generally values securities and other instruments in a manner as described in that investment company’s prospectus or similar document.

Management

Investment advisor

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor and administrator for Prime CNAV Master Fund (the “Master Fund”), which is the master fund in which the fund invests its assets. UBS AM also acts as the administrator for the fund. As investment advisor, UBS AM makes the Master Fund’s investment decisions. It buys and sells securities for the Master Fund and conducts the research that leads to the purchase and sale decisions.

UBS AM is a Delaware corporation with its principal business offices located at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS AM is an investment advisor registered with the SEC. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”). As of September 30, 2015, UBS AM had approximately $148 billion in assets under management. UBS AM is a member of the UBS Asset Management Division, which had approximately $652 billion in assets under management worldwide as of September 30, 2015. UBS is an internationally diversified organization headquartered in Zurich, Switzerland with operations in many areas of the financial services group of industries.

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Advisory and administration fees

UBS AM’s contract fee for the advisory and administrative services it provides to the Master Fund is based on the following fee schedule:

$0 — $30 billion	0.1000%
Above $ 30 billion up to $ 40 billion	0.0975%
Above $ 40 billion up to $ 50 billion	0.0950%
Above $ 50 billion up to $ 60 billion	0.0925%
Above $ 60 billion	0.0900%

UBS AM’s contract fee for the administrative services it provides to the fund is 0.08% of the fund’s average daily net assets.

In exchange for these fees, UBS AM has agreed to bear all of the fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the fund’s average daily net assets.

UBS AM may voluntarily waive fees from time to time. For example, UBS AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue to voluntarily waive a portion of its fees. Waivers may impact the fund’s performance.

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS AM and Master Trust with respect to the Master Fund will be available in the funds’ annual report to shareholders for the fiscal period ended April 30, 2016.

Master-feeder structure. The fund is a “feeder fund” that invests all of its assets in a “master fund”—Prime CNAV Master Fund. The feeder fund and the Master Fund have the same investment objective.

The Master Fund may accept investments from other feeder funds. Each feeder fund bears the Master Fund’s expenses in proportion to their investment in the Master Fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s trustees to withdraw the feeder fund’s assets from the Master Fund if they believe doing so is in the shareholders’ best interests. If the trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also

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distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of the fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or

401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The fund will tell you annually the character of dividends for tax reporting purposes. You will generally not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00. However, a liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

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•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents will generally be subject to a 30% withholding tax (or lower applicable treaty rate).

The fund is required to withhold US tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gains dividends made to certain non-US entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor.

There is additional information on taxes in the fund’s SAI.

Disclosure of portfolio holdings

The fund is a “feeder fund” that invests in securities through an underlying master fund. The fund and the Master Fund have the same investment objective.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year will be included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR will be available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund’s web site at www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS AM’s Web site, within five business days after the end of each month: (1) a complete schedule of the Master Fund’s portfolio holdings and information regarding the weighted average maturity of the Master Fund, and (2) an update for the fund showing additional portfolio characteristics broken down by country, including related weighted average life or weighted average maturity information per country. This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund’s Forms N-MFP will be available on the SEC’s Web site, on a delayed basis; UBS AM’s Web site will also contain a link to these filings, which will become publicly available two months after filing with the SEC.

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Additionally, an abbreviated portfolio holdings report for the Master Fund in which the fund invests is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/usmoneymarketfundsholdings. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site, along with any more current holdings information, at least until the date on which the fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, the fund will file its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

Disclosure of market-based net asset values

On each business day, the fund will post its market-based net asset value per share (“market-based NAV”) for the prior business day on the UBS Web site at http://www.ubs.com/usmoneymarketfundsholdings. The market-based NAV will be calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its net asset value per share to four decimal places.

The market-based NAV will be provided for informational purposes only. For purposes of transactions in the shares of the fund, the price for shares will be the net asset value per share, calculated using the amortized cost method to two decimal places as further described in the fund’s prospectus and Statement of Additional Information.

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Financial highlights

No financial highlights are shown for the fund,

which had not yet commenced operations as of the

date of this prospectus.

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Appendix A

Additional information regarding purchases and redemptions

The fund is open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Those days remaining through 2016 are listed below.

Holidays (observed)	Early close
Martin Luther King Day (January 18, 2016)	—
President’s Day (February 15, 2016)	—
Good Friday (March 25, 2016)	March 24, 2016
Memorial Day (May 30, 2016)	May 27, 2016
Independence Day (July 4, 2016)	July 1, 2016
Labor Day (September 5, 2016)	—
Columbus Day (October 10, 2016)	—
Veterans Day (November 11, 2016)	—
Thanksgiving Day (November 24, 2016)	November 25, 2016
Christmas Day (December 26, 2016)	December 23, 2016

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If you want more information about the fund, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

Statement of Additional Information (SAI)

The fund’s SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. The fund’s annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. Prior to the date of this prospectus, the fund had not commenced operations. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series

—UBS Prime Reserves Fund

Investment Company Act File No. 811-08767

©UBS 2016. All rights reserved.

S1600

UBS Prime Reserves Fund

Prospectus

January 11, 2016